MERGER AND RECAPITALIZATION	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
MERGER AND RECAPITALIZATION [Abstract]
MERGER AND RECAPITALIZATION
NOTE 2 - MERGER AND RECAPITALIZATION

On August 10, 2012, USG1, Inc., a Delaware corporation ("USG1"), entered into an Agreement and Plan of Merger (the "Merger Agreement") with Canwealth Minerals Corporation, a Delaware corporation ("Canwealth Delaware"), and Kimi Royer as representative of the USG1 stockholders, pursuant to which Canwealth Delaware agreed to merge with and into USG1 at the closing.  The merger contemplated by the Merger Agreement was consummated on February 11, 2013. Upon the closing, the existing shares of Canwealth Delaware common stock were converted into 44,169,231 shares of USG1 common stock, representing 87% of the issued and outstanding shares of USG1 common stock immediately following the effective date. The existing USG1 stockholders continued to hold 6,600,000 shares of USG1 common stock, representing 13% of the issued and outstanding shares of USG1 common stock immediately following the effective date. As consideration for the merger, Canwealth Delaware shall pay the stockholder representative of USG1 an aggregate of Fifty Thousand Dollars ($50,000) (the "Merger Consideration"), who shall be solely responsible to distribute such Merger Consideration among the non-dissenting stockholders of USG1 on a pro rata basis relative to the number of shares of USGI Stock held by each such non-dissenting stockholder prior to the merger. The Merger Consideration shall be paid by Canwealth Delaware as follows:

(A)    Ten Thousand Dollars ($10,000) shall be payable upon a Registration Statement on Form S-1 filed by the surviving company of the merger being declared effective by the Securities and Exchange Commission; and

(B)    Forty Thousand Dollars ($40,000) shall be payable upon (i) the filing of a Form 15c2-11 by the surviving company of the merger and (ii) the shares of the surviving company stock being actively traded on a stock exchange or quotation service.

Prior to the merger, the stockholders of Canwealth Minerals Corporation, a company organized on February 1, 2006 under the laws of the Canada Business Corporations Act ("Canwealth Quebec"), contributed their shares of Canwealth Quebec to Canwealth Delaware in exchange for shares of Canwealth Delaware common stock. As a result of the foregoing, Canwealth Quebec is a wholly-owned subsidiary of Canwealth Delaware. Following the merger, USG1 succeeded to the mining business and operations of Canwealth Quebec.

Prior to the merger, there were no material relationships between USG1 and Canwealth Delaware or Canwealth Quebec or between Company's respective affiliates, directors or officers. All USG1 pre-merger liabilities were settled prior to closing. Upon the effectiveness of the merger, the existing directors and officers of USG1 each resigned and Garth McIntosh was elected as the sole officer and director of USG1.

Contemporaneously with the merger, the corporate name "USG1, Inc." was changed to "Canwealth Minerals Corporation". As a result of the merger, Canwealth Quebec became a wholly-owned subsidiary of Canwealth Minerals Corporation (Delaware) and, accordingly, USG1 succeeded to the mining business and operations of the Canwealth entities.

Subsequent to the merger agreement, the members of Canwealth Delaware owned 50,769,231 (87%) of shares of USG1 common stock, effectively obtaining operational and management control of USG1. USG1 was a publicly registered corporation with no significant operations prior to the merger. For accounting purposes, Canwealth Delaware was the surviving entity of the merger. The merger was accounted for using the purchase method of accounting. As a result of the recapitalization and change in control, Canwealth Delaware was the acquiring entity in accordance with ASC 805, Business Combinations. The accumulated losses of Canwealth Delaware were carried forward after the completion of the Merger. Operations prior to the Merger were those of Canwealth Delaware.

Due to a conflict of interest, on November 24, 2012, one of the shareholders and directors of the Corporation sold his 20% interest back to the Corporation for $20 and he resigned from his position on the Board of Directors, all in accordance with agreements signed by all shareholders and directors of the Company. The remaining shareholders and directors approved the transaction on behalf of the Company. These 20 shares were re-issued to the remaining shareholders in accordance with their respective percentage interests in the Company.

NOTE 2 - MERGER AND RECAPITALIZATION

On August 10, 2012, USG1, Inc., a Delaware corporation ("USG1"), entered into an Agreement and Plan of Merger (the "Merger Agreement") with Canwealth Minerals Corporation, a Delaware corporation ("Canwealth Delaware"), and Kimi Royer as representative of the USG1 stockholders, pursuant to which Canwealth Delaware would merge with and into USG1 at the closing, as contemplated by the Merger Agreement. The merger contemplated by the Merger Agreement occurred on February 11, 2013. Upon the closing, the existing shares of Canwealth Delaware common stock were converted into 44,169,231 shares of USG1 common stock, representing 87% of the issued and outstanding shares of USG1common stock immediately following the effective date. The existing USG1 stockholders continued to hold 6,600,000 shares of USG1 common stock, representing 13% of the issued and outstanding shares of USG1common stock immediately following the effective date. As consideration for the merger, Canwealth Delaware shall pay the stockholder representative of USG1 an aggregate of Fifty Thousand Dollars ($50,000) (the "Merger Consideration"), who shall be solely responsible to distribute such Merger Consideration among the non-dissenting stockholders of USG1 on a pro rata basis relative to the number of shares of USGI Stock held by each such non-dissenting stockholder prior to the merger. The Merger Consideration shall be paid by Canwealth Delaware as follows:

(A)
Ten Thousand Dollars ($10,000) shall be payable upon a Registration Statement on Form S-1 filed by the surviving company of the merger being declared effective by the Securities and Exchange Commission; and

(B)
Forty Thousand Dollars ($40,000) shall be payable upon (i) the filing of a Form 15c2-11 by the surviving company of the merger and (ii) the shares of the surviving company stock being actively traded on a stock exchange or quotation service.

Prior to the merger, the stockholders of Canwealth Minerals Corporation, a company organized on February 1, 2006 under the laws of the Canada Business Corporations Act ("Canwealth Quebec"), contributed their shares of Canwealth Quebec to Canwealth Delaware in exchange for shares of Canwealth Delaware common stock. As a result of the foregoing, Canwealth Quebec is a wholly-owned subsidiary of Canwealth Delaware. Following the merger, USG1 succeeded to the mining business and operations of Canwealth Quebec.

Prior to the merger, there were no material relationships between USG1 and Canwealth Delaware or Canwealth Quebec or between Company's respective affiliates, directors or officers. All USG1 pre-merger liabilities were settled prior to closing. Upon the effectiveness of the merger, the existing directors and officers of USG1 each resigned and Garth McIntosh was elected as the sole officer and director of USG1.

Due to a conflict of interest, on November 24, 2012, one of the shareholders and directors of the Corporation sold his 20% interest back to the Corporation for $20 and he resigned from his position on the Board of Directors, all in accordance with the non-concurrence agreements signed by all shareholder and directors. The remaining shareholders and directors approved the transaction on behalf of the company. These 20 shares were re-issued to the remaining shareholders in accordance with their percentage interest in the Company.

Contemporaneously with the merger, the corporate name "USG1, Inc." was changed to "Canwealth Minerals Corporation". As a result of the merger, Canwealth Quebec became a wholly-owned subsidiary of Canwealth Minerals Corporation (Delaware) and, accordingly, USG1 succeeded to the mining business and operations of the Canwealth entities.

Subsequent to the merger agreement, the members of Canwealth Delaware owned 50,769,231 (87%) of shares of USG1 common stock, effectively obtaining operational and management control of USG1. USG1 is a publicly registered corporation with no significant operations prior to the merger. For accounting purposes, Canwealth Delaware shall be the surviving entity. The transaction is accounted for using the purchase method of accounting. As a result of the recapitalization and change in control, Canwealth Delaware is the acquiring entity in accordance with ASC 805, Business Combinations. The accumulated losses of Canwealth Delaware were carried forward after the completion of the Merger. Operations prior to the Merger were those of Canwealth Delaware.